[MassMutual Financial Group Letterhead Appears Here]

September 5, 2007

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Massachusetts Mutual Variable Life Separate Account II
File No. 811-04030, CIK 0000746551
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Massachusetts Mutual Variable Life Separate Account II, a unit investment trust registered under the Act, mailed to its contract owners the semiannual report for the following underlying management investment companies: MML Series Investment Fund II. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following June 30, 2007 semiannual reports, filed on Form N-CSR, were filed with the Commission via EDGAR on the dates indicated below and are hereby incorporated by reference:

Investment Company	CIK	Date Filed
MML Series Investment Fund II	0001317146	8/30/2007

Please be advised that the binder cover and owner letter for Massachusetts Mutual Variable Life Separate Account II are incorporated to this Rule 30b-2-1 filing by reference to MML Bay State Variable Life Separate Account I (CIK 000705189) filed on September 5, 2007.

Very truly yours,

/s/ CRAIG WADDINGTON
Craig Waddington
Vice President and Actuary